Inventories - Continuity of the Inventory Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Inventory Disclosure [Abstract]
Beginning balance	$ 2,196	$ 1,875	$ 1,775
Additional charges	565	688	330
Deductions	325	367	230
Ending balance	$ 2,436	$ 2,196	$ 1,875